Note 5. Related Party Transactions (Detail) (USD $)	0 Months Ended						1 Months Ended	6 Months Ended
	Mar. 14, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	May 31, 2012	Sep. 30, 2012	Jan. 31, 2013	Jul. 31, 2011
Accounts Payable, Related Parties					$ 79,696			$ 79,696	$ 36,137
Accounts Payable, Related Parties (Deprecated 2009-01-31)						59,770
Stock Issued During Period, Shares, Issued for Services (in Shares)	1,044,264	12,644,943	13,181,460	6,456,600	233,335		116,665
Adjustments to Additional Paid in Capital, Other				4,142
Related Party Transaction, Amounts of Transaction						$ 59,770		$ 85,310